DERIVATIVE LIABILITIES AND ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Derivative Liabilities [Abstract]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [text block]
The following table presents amounts recognized in the Consolidated Statement of Comprehensive Income for the year ended December 31, 2017 and 2016:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Gain on derivative contracts - currency contracts	$-	$5,265
Gain on derivative contracts - interest rate swap contracts	2,207	763
Gain on prepayment option embedded derivative	971	-
Total	$3,178	$6,028